Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CALIFORNIA MUNICIPAL TRUST II
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-08 | Fidelity® California Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the Fidelity's California Municipal Money Market Funds April 29, 2020 Prospectus
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
02.28 Fidelity California Municipal Money Market Funds Retail Combo PRO-08 | Fidelity® California Municipal Money Market Fund | Fidelity California Municipal Money Market Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual operating expenses	rr_ExpensesOverAssets	0.50%	[1]

[1]	In order to avoid a negative yield, FMR may reimburse expenses or waive fees of Fidelity® California Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® California Municipal Money Market Fund will be able to avoid a negative yield.